Customer Advances In Excess Of Costs Incurred On Contracts In Progress (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Advances received	$ 686,408		$ 678,153
Less - Advances presented under long-term liabilities	120,299		164,854
Less - Advances deducted from inventories	72,555	[1]	95,131	[1]
Customer advances - Total	493,554		418,168
Less - Costs incurred on contracts in progress	80,331		68,170
Customer advances in excess of costs incurred on contracts in progress	$ 413,223		$ 349,998

[1]	The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (See Note 14).